Fees Summary	9 Months Ended
Sep. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 57,079,960
Total Fee Amount	7,882.74
Total Offset Amount	2,786.23
Net Fee	$ 5,096